SA Invesco Growth Opportunities Portfolio Investment Strategy - SA Invesco Growth Opportunities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its goal by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies, and in other instruments that have economic characteristics similar to such securities. The Portfolio invests primarily in common stocks. The Portfolio also may invest in foreign securities, including securities of issuers located in emerging markets, i.e., those that are generally in the early stages of their industrial cycles (up to 25% of net assets) as well as in developed markets. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”). The Portfolio invests primarily in securities that are considered by the Portfolio’s portfolio managers to have the potential for earnings or revenue growth. In selecting investments, the subadviser utilizes a disciplined portfolio construction process that calibrates the Portfolio’s sector-related exposure relative to the Russell 2000® Growth Index, which the subadviser believes generally represents the small cap growth asset class. The Portfolio uses this index as a guide in structuring and reviewing the portfolio, but the Portfolio is not an index fund that seeks to replicate the performance of the index. The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis. Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry. Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon. Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio. The subadviser considers selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.